TAXATION (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
(Loss) income before income taxes	$ (745,660)	$ 1,007,110	$ (17,324)
Statutory EIT rate	25.00%	25.00%	25.00%
Income tax (benefit) expense computed at statutory EIT rate	$ (186,415)	$ 251,778	$ (4,331)
Reconciling items [Abstract]
Non-deductible expenses	57,401	5,771	0
Income tax (benefit) expense	(129,014)	257,549	(4,331)
Valuation allowance	129,014	0	0
Income tax expense (benefit)	$ 0	$ 257,549	$ (4,331)
Effective tax rate	0.00%	25.60%	25.00%